Operating segment information (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Funding Cost	¥ 2,050.0	¥ 1,140.0	¥ 187.2
Leasing Revenue	4,090.0	3,030.0	863.7
Advertising and subscription business [Member]
Depreciation, Depletion and Amortization	54.7	58.5	52.3
Transaction services business [Member]
Depreciation, Depletion and Amortization	862.1	788.7	619.3
Digital marketing solutions [Member]
Depreciation, Depletion and Amortization	¥ 32.7	¥ 26.7	¥ 8.3